Quarterly Report
April 30, 2021
MFS®  Global High Yield Fund
HYO-Q1

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 32.3%
Aerospace & Defense – 0.4%
Rolls-Royce Holdings PLC, 4.625%, 2/16/2026 (n)	EUR	859,000	$1,114,401
Apparel Manufacturers – 0.2%
CT Investment GmbH, 5.5%, 4/15/2026 (n)	EUR	470,000	$572,703
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 1.102%, 2/18/2030 (i)		$13,828	$0
Automotive – 0.3%
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	815,000	$988,315
Broadcasting – 0.7%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	960,000	$1,369,162
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)	EUR	550,000	675,270
			$2,044,432
Brokerage & Asset Managers – 0.4%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	$1,173,697
Building – 1.2%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$203,000	$230,202
CEMEX S.A.B. de C.V., 5.45%, 11/19/2029		1,040,000	1,140,100
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,555,000	1,601,665
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	630,000	744,132
			$3,716,099
Cable TV – 1.9%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,200,000	$1,272,000
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	500,000	624,431
Videotron Ltd., 5.375%, 6/15/2024 (n)		$1,235,000	1,358,870
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		638,000	668,305
VTR Finance N.V., 6.375%, 7/15/2028 (n)		322,000	347,760
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	1,060,000	1,285,472
			$5,556,838
Chemicals – 0.8%
Ashland Services B.V., 2%, 1/30/2028 (n)	EUR	880,000	$1,054,616
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$589,000	591,209
INEOS Quattro Finance 1 PLC, 3.75%, 7/15/2026 (n)	EUR	135,000	165,316
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		445,000	560,906
			$2,372,047
Conglomerates – 0.9%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$1,634,321
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	870,000	1,066,759
			$2,701,080
Consumer Products – 0.4%
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026	EUR	495,000	$610,120
International Design Group S.p.A., 6.5%, 11/15/2025		580,000	727,239
			$1,337,359
Consumer Services – 1.1%
AA Bond Co. Ltd., 6.5%, 1/31/2026 (n)	GBP	450,000	$644,069
Adevinta ASA, 3%, 11/15/2027 (n)	EUR	600,000	744,433
B2W Digital Lux S.à r.l., 4.375%, 12/20/2030 (n)		$1,171,000	1,155,262

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	560,000	$689,358
			$3,233,122
Containers – 0.6%
ARD Finance S.A. , 5%,(5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	235,000	$288,999
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		180,000	216,628
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$959,000	966,192
Trivium Packaging Finance B.V., 3.75%, 8/15/2026 (n)	EUR	210,000	258,749
			$1,730,568
Emerging Market Quasi-Sovereign – 3.0%
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)		$750,000	$865,125
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030		910,000	918,745
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		905,000	946,449
Export Credit Bank of Turkey, 6.125%, 5/03/2024		680,000	689,112
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		739,000	750,454
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		740,000	783,194
Petrobras International Finance Co., 6.875%, 1/20/2040		1,025,000	1,174,148
Petroleos Mexicanos, 4.5%, 1/23/2026		680,000	684,250
Petroleos Mexicanos, 5.35%, 2/12/2028		905,000	889,072
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	462,375
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)		700,000	673,271
			$8,836,195
Emerging Market Sovereign – 0.8%
Arab Republic of Egypt, 6.588%, 2/21/2028		$810,000	$844,376
Government of Ukraine, 7.75%, 9/01/2024		813,000	871,943
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	275,000	302,946
Republic of Turkey, 6.125%, 10/24/2028		$460,000	453,169
			$2,472,434
Energy - Independent – 0.4%
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		$590,000	$601,322
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		617,000	684,648
			$1,285,970
Engineering - Construction – 0.2%
Ellaktor Value PLC, 6.375%, 12/15/2024	EUR	460,000	$514,544
Entertainment – 0.3%
CPUK Finance Ltd., 4.875%, 8/28/2025	GBP	590,000	$824,516
Financial Institutions – 2.2%
Adler Group S.A., 2.25%, 1/14/2029	EUR	500,000	$582,608
Adler Group, Inc., 3.25%, 8/05/2025		700,000	876,568
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024		585,000	659,781
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023	GBP	370,475	521,621
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)		635,000	914,708
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025		595,000	852,523
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		$200,000	206,540
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		1,145,000	1,154,675
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		696,000	700,524
			$6,469,548
Food & Beverages – 1.1%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$411,276
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,475,000	1,552,438
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		600,000	637,620

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		$765,000	$822,375
			$3,423,709
Industrial – 1.5%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$938,000	$966,703
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		670,000	706,012
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	436,788
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	983,433
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,322,108
			$4,415,044
Machinery & Tools – 0.5%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$705,003
Sarens Finance Co. N.V., 5.75%, 2/21/2027		555,000	667,249
			$1,372,252
Major Banks – 0.1%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$365,000	$414,731
Medical & Health Technology & Services – 0.4%
Grifols S.A., 3.2%, 5/01/2025	EUR	655,000	$793,222
IQVIA, Inc., 1.75%, 3/15/2026 (n)		450,000	546,068
			$1,339,290
Metals & Mining – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$148,844
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		760,000	774,250
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	219,500
KME AG, 6.75%, 2/01/2023	EUR	425,000	406,721
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)		460,000	568,421
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)		$343,000	334,425
Volcan Compania Minera S.A.A., 4.375%, 2/11/2026 (n)		280,000	276,200
			$2,728,361
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$645,000	$540,194
Oil Services – 0.5%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$460,000	$463,450
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		946,320	1,002,266
			$1,465,716
Oils – 0.6%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$555,000	$605,838
Puma International Financing S.A., 5%, 1/24/2026		635,000	639,127
Turkiye Petrol Rafinerileri A.S., 4.5%, 10/18/2024		680,000	673,241
			$1,918,206
Other Banks & Diversified Financials – 0.5%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$860,000	$939,550
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		699,000	700,748
			$1,640,298
Pharmaceuticals – 0.6%
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/2028 (n)	EUR	335,000	$417,634
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/2028		225,000	280,501
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	288,770

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Rossini S.à r.l., 6.75%, 10/30/2025	EUR	723,000	$918,121
			$1,905,026
Retailers – 0.4%
Douglas GmbH, 6%, 4/08/2026 (n)	EUR	300,000	$362,478
Goldstory S.A.S., 5.375%, 3/01/2026 (n)		450,000	552,168
Kirk Beauty SUN GmbH, 8.25%,(8.25% cash or 9% PIK) 10/01/2026 (n)(p)		200,000	240,128
			$1,154,774
Supermarkets – 0.9%
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026 (n)	GBP	1,015,000	$1,405,377
Casino Guichard Perrachon S.A., 4.498%, 3/07/2024	EUR	400,000	491,263
Casino Guichard Perrachon S.A., 6.625%, 1/15/2026		500,000	639,447
			$2,536,087
Telecommunications - Wireless – 1.1%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$443,981
Altice France S.A., 3.375%, 1/15/2028 (n)	EUR	430,000	509,213
Altice France S.A., 4%, 2/15/2028 (n)		430,000	494,996
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	475,475
Kenbourne Invest S.A., 4.7%, 1/22/2028 (n)		395,000	404,875
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		977,400	1,031,685
			$3,360,225
Transportation - Services – 2.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$709,944
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	1,419,617
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$1,263,000	1,257,317
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		800,000	827,936
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	505,000	591,958
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)		1,165,000	1,347,047
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		300,000	346,879
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		$363,000	382,784
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)		415,000	441,145
			$7,324,627
Utilities - Electric Power – 4.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$1,061,905
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		475,000	524,875
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	682,088
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		550,000	559,823
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	531,518
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	740,000	893,562
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$1,249,000	1,265,961
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	765,388
Listrindo Capital B.V., 4.95%, 9/14/2026		1,555,000	1,592,709
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		929,000	922,497
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,064,040	1,203,961
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)		1,542,685	455,092
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		653,975	707,934
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,215,650
			$12,382,963
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,568,522
Total Bonds			$96,433,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.2%
Construction – 0.2%
ICA Tenedora S.A. de C.V. (a)	253,322	$507,005
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd.	4,014,685	$86,106
Total Common Stocks		$593,111
Investment Companies (h) – 67.3%
Mutual Funds – 66.4%
MFS High Yield Pooled Portfolio (v)	21,370,371	$197,889,639
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,748,969	$2,748,969
Total Investment Companies		$200,638,608

Other Assets, Less Liabilities – 0.2%		684,700
Net Assets – 100.0%		$298,350,312
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $200,638,608 and $97,027,004, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,343,189, representing 20.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Stoneway Capital Corp., 10%, 3/01/2027	2/10/17-7/18/18	$1,554,216	$455,092
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	294,430	EUR	243,480	Morgan Stanley Capital Services, Inc.	7/16/2021	$1,251

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	986,996	EUR	814,527	State Street Bank Corp.	7/16/2021	$6,206
						$7,457
Liability Derivatives
EUR	1,428,599	USD	1,724,181	Brown Brothers Harriman	7/16/2021	$(3,973)
USD	31,911,954	EUR	26,834,074	Citibank N.A.	7/16/2021	(399,546)
USD	834,948	EUR	700,000	Morgan Stanley Capital Services, Inc.	7/16/2021	(7,938)
USD	6,301,914	GBP	4,598,254	Goldman Sachs International	7/16/2021	(49,833)
						$(461,290)
At April 30, 2021, the fund had cash collateral of $830,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$507,005	$—	$507,005
United Kingdom	86,106	—	—	86,106
Non - U.S. Sovereign Debt	—	11,308,629	—	11,308,629
U.S. Corporate Bonds	—	7,244,668	—	7,244,668
Commercial Mortgage-Backed Securities	—	0	—	0
Foreign Bonds	—	77,880,596	—	77,880,596
Mutual Funds	200,638,608	—	—	200,638,608
Total	$200,724,714	$96,940,898	$—	$297,665,612
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$7,457	$—	$7,457
Forward Foreign Currency Exchange Contracts – Liabilities	—	(461,290)	—	(461,290)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$192,015,146	$10,924,880	$5,305,593	$(417,373)	$672,579	$197,889,639
MFS Institutional Money Market Portfolio	3,980,465	25,924,026	27,155,522	—	—	2,748,969
	$195,995,611	$36,848,906	$32,461,115	$(417,373)	$672,579	$200,638,608
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,706,510	$—
MFS Institutional Money Market Portfolio	624	—
	$2,707,134	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2021, are as follows:
United States	61.2%
Brazil	3.7%
Canada	3.2%
India	2.9%
Mexico	2.8%
Netherlands	2.4%
United Kingdom	2.1%
France	2.1%
Germany	1.9%
Other Countries	17.7%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.